John Hancock
California Municipal Bond Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 95.2%				$323,524,001
(Cost $317,447,369)
California 92.7%				314,910,195
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,353,700
Alum Rock Union Elementary School District Election of 2022, Series A, GO (A)	5.000	08-01-53	1,000,000	1,106,225
Alvord Unified School District Election of 2022, Series A, GO (A)	5.000	08-01-52	1,750,000	1,963,279
Anaheim City School District Election of 2010, GO (A)	5.000	08-01-51	2,150,000	2,385,056
Antelope Valley Community College District Election of 2016, Series B, GO	4.000	08-01-45	65,000	65,659
Antelope Valley Community College District Election of 2016, Series C, GO (B)	4.307	08-01-38	1,000,000	539,594
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A	5.000	10-01-33	2,000,000	2,437,943
Burlingame School District Election of 2020, Series B, GO	5.000	08-01-52	3,460,000	3,869,895
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,255,111
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	1,500,000	1,609,963
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	1,000,000	1,005,072
California Community Choice Financing Authority Clean Energy Project, Series E1	5.000	02-01-54	1,000,000	1,065,513
California Community Choice Financing Authority Series D	5.500	05-01-54	1,500,000	1,595,267
California Community College Financing Authority Napa Valley College Project, Series A (C)	5.750	07-01-60	500,000	506,883
California Community Housing Agency Stoneridge Apartments, Series A (C)	4.000	02-01-56	600,000	462,355
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	730,000	730,745
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,501,185
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	973,565
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	1,235,000	1,251,832
California County Tobacco Securitization Agency Series A	5.000	06-01-29	400,000	437,473
California Educational Facilities Authority Stanford University, Series V-1	5.000	05-01-49	1,655,000	2,017,945
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,006,212
California Educational Facilities Authority University of the Pacific, Series A	5.000	11-01-53	1,000,000	1,082,320
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-40	430,000	430,231
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-50	350,000	336,121
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (C)	5.000	07-01-55	240,000	227,285
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-49	350,000	339,912
California Enterprise Development Authority Curtis School Foundation Project	4.000	06-01-53	215,000	205,690
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-37	100,000	$114,472
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-38	125,000	141,554
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-39	100,000	112,365
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-40	150,000	167,678
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-41	125,000	138,829
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-42	200,000	220,881
California Enterprise Development Authority Curtis School Foundation Project	5.000	06-01-43	110,000	120,773
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-39	650,000	719,459
California Enterprise Development Authority Pomona Properties LLC Project, Series A	5.000	01-15-45	1,000,000	1,075,855
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,540,000	1,626,260
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,850,000	1,824,309
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	5.000	08-15-51	430,000	468,749
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	850,000	861,245
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	969,330
California Health Facilities Financing Authority City of Hope Obligated Group	5.000	11-15-49	750,000	765,515
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,550,000	1,579,426
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,033,358
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,463,085
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-48	1,000,000	1,072,597
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-53	500,000	528,162
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.250	11-15-58	1,000,000	1,051,530
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,003,531
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,020,618
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	985,974
California Housing Finance Agency Series A	4.250	01-15-35	930,703	928,004
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	4.000	11-01-41	1,000,000	1,036,777
California Infrastructure & Economic Development Bank Academy of Motion Picture Arts & Sciences, Series A	5.000	11-01-40	300,000	347,825
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	1,700,000	1,715,329
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,035,000	1,023,238
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	976,496
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	$1,021,833
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.000	11-01-45	400,000	390,594
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	660,000	638,621
California Municipal Finance Authority Caritas Project, Series A	5.250	08-15-58	800,000	829,143
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (A)	5.250	11-01-52	750,000	840,717
California Municipal Finance Authority Channing House Project, Series A (A)	4.000	05-15-40	1,500,000	1,508,202
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	508,247
California Municipal Finance Authority HumanGood Obligated Group	4.000	10-01-46	500,000	473,621
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	382,916
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,022,565
California Municipal Finance Authority Kern Regional Center Project, Series A	5.000	05-01-49	750,000	774,598
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	2,000,000	1,978,502
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,582,852
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	900,000	968,820
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,500,000	1,478,248
California Municipal Finance Authority West Village Student Housing Project at UC Davis (A)	4.000	05-15-48	540,000	502,323
California Pollution Control Financing Authority American Water Capital Corp. Project	3.700	08-01-40	1,000,000	1,007,040
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (C)	5.000	11-21-45	3,000,000	3,061,613
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,002,093
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,686,106
California Public Finance Authority Enso Village Project, Series A (C)	5.000	11-15-51	1,025,000	867,847
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-50	400,000	371,817
California Public Finance Authority Excelsior Charter Schools Project, Series A (C)	5.000	06-15-55	475,000	435,724
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	1,200,000	1,202,266
California Public Finance Authority Sharp Healthcare, Series A	5.000	08-01-47	1,010,000	1,065,290
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-44	485,000	442,771
California Public Finance Authority Trinity Classical Academy, Series A (C)	5.000	07-01-54	1,000,000	868,486
California School Finance Authority Aspire Public Schools (C)	5.000	08-01-41	1,375,000	1,383,177
California School Finance Authority Camino Nuevo Charter Academy (C)	5.000	06-01-43	820,000	818,319
California School Finance Authority Granada Hills Charter High School Obligated Group (C)	5.000	07-01-43	750,000	752,132
4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Hawking Steam Charter School (C)	5.250	07-01-52	500,000	$504,349
California School Finance Authority John Adams Academies, Series A (C)	5.125	07-01-62	1,000,000	928,272
California School Finance Authority KIPP LA Project, Series A (C)	5.000	07-01-47	1,500,000	1,507,649
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-41	1,000,000	905,407
California School Finance Authority Sonoma County Junior College (C)	4.000	11-01-55	580,000	472,472
California School Finance Authority Stem Preparatory School (C)	5.000	06-01-43	750,000	754,192
California School Finance Authority Value Schools, Series A (C)	5.250	07-01-48	500,000	504,662
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	1,019,734
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,520,000	1,537,324
California State University Series A	3.000	11-01-52	575,000	450,900
California State University Series A	5.250	11-01-48	1,000,000	1,158,795
California State University Series A	5.250	11-01-53	350,000	401,510
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,785,000	1,829,406
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,440,000	1,454,544
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	1,000,000	1,034,318
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	1,027,194
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	1,750,000	1,680,208
California Statewide Communities Development Authority Enloe Medical Center, Series A (A)	5.250	08-15-52	1,000,000	1,094,071
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,839,117
California Statewide Communities Development Authority Front Porch Communities & Services, Series A	5.000	04-01-47	750,000	766,683
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	995,000	818,901
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	625,000	627,215
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	770,000	764,043
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	1,500,000	1,528,986
California Statewide Communities Development Authority Series 2021-A	4.000	09-02-41	990,000	893,023
California Statewide Financing Authority Tobacco Securitization Program, Series C (B)(C)	9.401	06-01-55	12,000,000	694,895
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	1,615,000	1,648,686
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	1,940,000	1,980,465
Center Joint Unified School District Election of 2008, Series C, GO (A)	4.125	08-01-46	1,250,000	1,263,607
Chaffey Joint Union High School District Election of 2012, Series G, GO	5.250	08-01-52	2,000,000	2,242,049
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Chino Valley Unified School District Election of 2016, Series C, GO (B)	3.877	08-01-36	250,000	$154,800
Chino Valley Unified School District Election of 2016, Series C, GO (B)	4.265	08-01-40	400,000	199,461
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (C)	5.000	09-01-52	1,000,000	963,230
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	400,000	455,700
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	792,508
City of Emeryville Election of 2018, Series B, GO	4.900	08-01-48	500,000	472,497
City of Fresno Airport Revenue Series A, AMT (A)	4.000	07-01-42	1,000,000	981,904
City of Fresno Airport Revenue Series A, AMT (A)	5.000	07-01-48	1,000,000	1,052,101
City of Irvine Community Facilities District No. 2013-3 Great Park	5.000	09-01-49	1,730,000	1,735,827
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	380,000	380,472
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	975,000	976,927
City of Long Beach Airport System Revenue Series C, AMT (A)	5.000	06-01-42	450,000	481,906
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	543,774
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	2,000,000	1,981,279
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	1,000,000	1,086,145
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	1,461,985
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,500,000	1,424,733
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	757,554
City of Ontario Community Facilities District No. 56	5.250	09-01-43	1,000,000	1,054,562
City of Oroville Oroville Hospital	5.250	04-01-54	1,000,000	618,483
City of Rocklin Community Facilities District No. 10 Whitney (A)	4.000	09-01-43	1,950,000	1,977,152
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	526,271
City of San Clemente Community Facilities District No. 2006-1	5.000	09-01-46	1,200,000	1,212,356
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	2,000,000	2,321,178
City of San Francisco Public Utilities Commission Water Revenue Series A	4.000	11-01-39	1,000,000	1,007,391
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	115,000	122,810
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	775,000	824,943
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	577,934
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	622,304
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	572,937
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	$1,101,024
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,157,061
Compton Community Redevelopment Agency Successor Agency Series A (A)	5.000	08-01-42	1,215,000	1,336,779
Contra Costa Water District Water Revenue	5.000	10-01-53	900,000	1,007,056
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	1,002,746
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	300,000	211,004
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (C)	3.500	10-01-46	500,000	399,180
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (C)	4.000	10-01-56	1,000,000	771,330
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (C)	3.125	07-01-56	1,500,000	1,006,492
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (C)	3.000	03-01-57	1,200,000	819,996
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (C)	4.000	08-01-56	995,000	826,421
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (C)	4.000	07-01-56	600,000	438,956
Del Mar Union School District Election of 2018, Series B, GO	4.000	08-01-46	1,000,000	1,022,578
Downey Unified School District Series C, GO	3.000	08-01-45	1,840,000	1,535,344
Duarte Unified School District Election of 2020, Series B, GO (A)	4.250	08-01-48	1,500,000	1,547,069
El Monte City School District Election of 2008, Series C, GO (A)	4.000	08-01-47	100,000	100,605
Foothill-Eastern Transportation Corridor Agency Series B-2 (A)	3.500	01-15-53	2,300,000	2,012,829
Fremont Union High School District Santa Clara County, GO	5.000	08-01-33	1,000,000	1,197,719
Fremont Union High School District Santa Clara County, GO	5.000	08-01-35	1,000,000	1,207,677
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.210	06-01-66	15,650,000	1,774,162
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,048,960
Hastings Campus Housing Finance Authority Series A (C)	5.000	07-01-45	200,000	172,436
Imperial Community College District Election of 2022, Series A, GO (A)	5.250	08-01-53	255,000	283,901
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,250,000	1,123,273
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	760,000	779,982
Inland Valley Development Agency Series A	5.000	09-01-44	500,000	500,890
Irvine Facilities Financing Authority Great Park Infrastructure Project (A)	4.000	09-01-58	1,750,000	1,729,045
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	456,475
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	570,000	647,967
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-38	1,015,000	1,054,152
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (A)	4.000	09-01-42	1,325,000	$1,344,649
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-42	300,000	305,057
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-43	290,000	294,023
La Mesa-Spring Valley School District Election of 2020, Series B, GO	4.000	08-01-51	750,000	751,500
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	537,957
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	382,013
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,097,483
Long Beach Community College District Election of 2016, Series C, GO	4.000	08-01-45	15,000	15,012
Los Angeles Community College District Election of 2008, Series K, GO	3.000	08-01-39	1,080,000	980,212
Los Angeles Department of Water & Power Series C	5.000	07-01-51	2,000,000	2,197,760
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,112,038
Los Angeles Unified School District Series QRR, GO	5.250	07-01-47	2,500,000	2,869,478
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,825,000	1,864,173
Miracosta Community College District 2023 School Financing Project	4.500	07-01-53	1,000,000	1,041,577
Moreno Valley Unified School District Election of 2014, Series C, GO (A)	3.000	08-01-46	1,945,000	1,599,400
Moreno Valley Unified School District Election of 2014, Series D, GO (A)	4.000	08-01-45	1,000,000	1,006,804
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,427,752
Mount San Antonio Community College District Election of 2008, Series E, GO (B)	4.172	08-01-45	3,010,000	1,238,041
Mountain View School District Election of 2020, Series B, GO (A)	4.000	08-01-52	500,000	490,766
Mountain View School District Election of 2020, Series B, GO (A)	5.000	08-01-49	395,000	430,176
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,926,471
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,523,708
Oak Grove School District Election of 2022, Series A-2, GO	4.000	08-01-49	2,000,000	2,013,273
Ontario Public Financing Authority Civic Center Improvements, Series A (A)	5.000	11-01-52	1,410,000	1,519,015
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	1,565,000	1,598,717
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	508,595
Orange County Community Facilities District Rienda Phase 2B	5.500	08-15-53	1,000,000	1,039,153
Pacifica School District Series C, GO (A)(B)	3.380	08-01-26	1,000,000	921,607
Palmdale Water District Public Financing Authority Series A (A)	4.125	10-01-50	1,000,000	1,005,088
Port of Los Angeles Series A, AMT	5.000	08-01-44	35,000	35,070
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Poway Public Financing Authority Series A (A)	5.250	06-01-53	2,000,000	$2,239,816
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	1,795,000	1,407,604
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	1,650,000	1,667,816
Rialto Utility Authority Police Station Project, Series A	5.250	06-01-53	1,000,000	1,096,286
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,000,000	1,008,847
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	4.250	09-01-42	1,000,000	1,016,834
River Islands Public Financing Authority Community Facilities District No. 2016-1 (A)	5.250	09-01-52	500,000	545,402
River Islands Public Financing Authority Lathrop Irrigation District (A)	4.000	09-01-35	1,125,000	1,188,553
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,680,000	1,618,294
Sacramento City Unified School District Series B (A)	5.000	08-01-43	1,000,000	1,122,476
Sacramento Municipal Utility District Series H	4.000	08-15-45	750,000	757,166
Salinas City Elementary School District Election of 2022, Measure G, Series A, GO (A)	4.000	08-01-53	750,000	744,411
Salinas Union High School District Certificates of Participation, Workforce Housing Project (A)	4.125	06-01-42	125,000	127,909
Salinas Union High School District Series A, GO	4.000	08-01-47	1,200,000	1,214,997
Salinas Union High School District Series B, GO	4.000	08-01-49	1,200,000	1,206,079
San Bernardino Community College District Election of 2002, Series D, GO (B)	3.172	08-01-33	2,000,000	1,483,934
San Bernardino Community College District Election of 2008, Series B, GO (B)	4.388	08-01-44	1,530,000	628,424
San Diego County Regional Airport Authority Series A	4.000	07-01-46	2,000,000	1,994,116
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,960,927
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,000,000	998,503
San Diego Unified School District Election of 2008, Series K-2, GO (B)	3.668	07-01-33	205,000	145,730
San Diego Unified School District Election of 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,495,806
San Diego Unified School District Election of 2022, Series A-3, GO	4.000	07-01-53	3,000,000	2,983,588
San Diego Unified School District Series I, GO (B)	4.555	07-01-39	1,250,000	625,059
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	2,810,000	2,909,360
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	7,305,000	7,422,285
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,680,339
San Francisco City & County Airport Commission Series A, AMT	4.000	05-01-49	815,000	770,557
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,103,118
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,470,000	1,517,157
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,705,000	$1,757,460
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	2,066,469
San Francisco City & County Public Utilities Commission Power Revenue Local Water, Series C	4.000	11-01-50	1,000,000	1,000,427
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,523,963
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,155,000	1,150,842
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	375,000	375,989
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	989,330
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,500,000	1,725,283
San Jose Evergreen Community College District Election of 2016, Series C, GO	4.000	09-01-43	1,000,000	1,027,085
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,118,548
San Luis Obispo Public Financing Authority Cultural Arts District Parking Project	5.000	12-01-53	1,490,000	1,664,576
San Mateo Foster City School District Election of 2020, Series B, GO	4.000	08-01-42	1,000,000	1,045,250
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (A)	6.250	07-01-24	1,125,000	1,135,480
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (A)	6.250	07-01-24	1,130,000	1,140,638
Santa Ana Unified School District Election of 2018, Series C, GO	4.000	08-01-44	2,000,000	2,039,851
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,125,579
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,005,000	1,015,579
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-41	1,000,000	876,875
Santa Maria Joint Union High School District Election of 2016, GO	3.000	08-01-42	1,670,000	1,438,616
Santa Monica Community College District Series B, GO	4.000	08-01-45	1,155,000	1,180,324
Sebastopol Union School District Series B, GO	5.000	08-01-53	2,530,000	2,790,073
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,002,232
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,071,609
State of California Various Purpose, GO	5.000	04-01-32	2,335,000	2,767,425
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,294,871
State of California Various Purpose, GO	5.000	10-01-45	1,100,000	1,250,626
Sweetwater Union High School District Election of 2018, Series A-1, GO	5.000	08-01-52	2,000,000	2,180,216
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	856,842
Tobacco Securitization Authority of Southern California Tobacco Settlement, Series B1-2	5.000	06-01-48	1,960,000	2,003,992
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	369,359
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Union Elementary School District Election of 2022, Series A, GO	4.000	09-01-52	1,000,000	$1,003,712
University of California Series AZ	5.000	05-15-48	1,500,000	1,599,438
University of California Series BK	5.000	05-15-52	1,720,000	1,901,079
University of California Series BM	5.000	05-15-39	1,000,000	1,176,125
Val Verde Unified School District Election of 2020, Series B, GO (A)	4.000	08-01-51	2,120,000	2,082,449
Vista Unified School District Series B, GO (A)	4.250	08-01-44	1,500,000	1,556,748
Vista Unified School District Series B, GO (A)	5.000	08-01-42	1,000,000	1,139,106
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,709,374
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,015,427
Windsor Unified School District Election of 2016, GO (A)	4.000	08-01-46	2,100,000	2,123,553
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	190,000	191,166
Connecticut 0.1%				420,362
Town of Hamden Whitney Center Project	5.000	01-01-50	500,000	420,362
Ohio 0.4%				1,424,575
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,495,000	1,424,575
Puerto Rico 1.4%				4,681,128
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO	0.000	11-01-43	3,018,312	1,765,712
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.095	07-01-46	3,825,000	1,240,510
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.275	07-01-51	3,450,000	829,154
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	845,752
Virgin Islands 0.6%				2,087,741
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,087,741

	Shares	Value
Closed-end funds 0.3%		$1,117,800
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,117,800

	Yield (%)	Shares	Value
Short-term investments 8.5%			$28,800,303
(Cost $28,801,120)
Short-term funds 8.5%
John Hancock Collateral Trust (E)	5.2759(F)	2,879,915	28,800,303
Total investments (Cost $347,288,331) 104.0%			$353,442,104
Other assets and liabilities, net (4.0%)			(13,471,932)
Total net assets 100.0%			$339,970,172

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-29-24.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.4
Build America Mutual Assurance Company	5.8
National Public Finance Guarantee Corp.	0.9
California Mortgage Insurance	0.9
TOTAL	14.0
The fund had the following sector composition as a percentage of net assets on 2-29-24:
General obligation bonds	26.4%
Revenue bonds	68.8%
Other revenue	12.8%
Health care	11.8%
Facilities	7.3%
Education	6.9%
Water and sewer	6.1%
Airport	6.0%
Tobacco	4.5%
Housing	4.1%
Development	3.3%
Utilities	3.1%
Transportation	2.6%
Pollution	0.3%
Closed-end funds	0.3%
Short-term investments and other	4.5%
TOTAL	100.0%
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$323,524,001	—	$323,524,001	—
Closed-end funds	1,117,800	$1,117,800	—	—
Short-term investments	28,800,303	28,800,303	—	—
Total investments in securities	$353,442,104	$29,918,103	$323,524,001	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,879,915	$3,774,313	$83,070,059	$(58,043,411)	$221	$(879)	$351,157	—	$28,800,303
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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